ULTIMUS
                                 [LOGO OMITTED]






November 1, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  TFS Capital Investment Trust
               File No. 333-113652


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to TFS Capital Investment Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.



Very truly yours,

/s/ Wade Bridge

Wade Bridge
Vice President









Ultimus Fund Solutions, LLC   225 Pictoria Drive, Suite 450  Phone: 513 587 3406
www.ultimusfundsolutions.com  Cincinnati, Ohio 45246          Fax:  513 587 3450